SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - COLLECTION ALLOWANCES (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	$ 32	$ 34	$ 29
Provisions for uncollectible accounts	23	20	25
Write-offs of uncollectible accounts	(20)	(22)	(20)
Allowance balance at December 31	35	32	34
San Diego Gas and Electric Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	9	7	5
Provisions for uncollectible accounts	6	7	7
Write-offs of uncollectible accounts	(7)	(5)	(5)
Allowance balance at December 31	8	9	7
Southern California Gas Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	17	17	12
Provisions for uncollectible accounts	14	11	15
Write-offs of uncollectible accounts	(10)	(11)	(10)
Allowance balance at December 31	$ 21	$ 17	$ 17